                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [    ]; Amendment Number: __________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
          -----------------------------------
Address:  111 Huntington Avenue
          -----------------------------------
          Boston, MA  02199
          -----------------------------------

Form 13F File Number:   28-06625
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Edgar Brakeman, III
          --------------------------------------------
Title:    Managing Member
          --------------------------------------------
Phone:    (617) 572-3000
          --------------------------------------------

Signature, Place, and Date of Signing:
         /s/ Roy Edgar Brakeman, III        Boston, MA                   5/14/02
         ---------------------------        ----------                   -------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
                                                -----------
Form 13F Information Table Entry Total:             104
                                                -----------
Form 13F Information Table Value Total:         $2,527,905
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name

1          28-06946                      Brookside Capital Partners Fund, L.P.
---        --------------------          -------------------------------------
2          28-06924                      Brookside Capital Investors, L.P.
---        --------------------          -------------------------------------

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    Form 13F Information Table as of 03/31/02

                                                                                          Investment  Other      Voting Authority
Name of Issuer                    Title of Class        Cusip      PRN amount   (x$1000)   Discretion  Manager  Sole   Shares   None
ABERCROMBIE AND FITCH CO          CL A                  002896207  1,803,300     55,542    Sole                 X
ACE LTD                           ORD                   G0070K103    567,600     23,669    Sole                 X
ADELPHI COMM BONDS 6% 2/15/06     SBDSC CV 6%06         006848BG9  5,000,000      3,709    Sole                 X
ADELPHIA COMMUNICATIONS CORP      CL A                  006848105  4,692,259     69,915    Sole                 X
ADVANCED NEUROMODULATION SYS      COM                   00757T101    725,500     24,333    Sole                 X
ALBERTSONS INC                    COM                   013104104    379,900     12,590    Sole                 X
AMAZON COM INC                    NOTE 4.750% 02/01/09  023135AF3  27,557,00     16,672    Sole                 X
AMDOCS LTD                        ORD                   G02602103  6,349,650    169,218    Sole                 X
AOL TIME WARNER INC               COM                   00184A105  2,592,000     61,301    Sole                 X
APPLIED MOLECULAR EVOLUTION INC   COM                   03823E108     29,500        254    Sole                 X
ARIBA INC                         COM                   04033V104  1,720,000      7,792    Sole                 X
ARTHROCARE CORP                   COM                   043136100    145,000      2,611    Sole                 X
AT&T CORP                         COM                   001957109  4,500,000     70,650    Sole                 X
AT&T WIRELESS SVCS INC            COM                   00209A106  1,145,500     10,252    Sole                 X
AXONYX INC                        COM                   05461R101     47,700        172    Sole                 X
BALLYS TOTAL FITNESS HLDG CORP    COM                   05873K108  1,127,400     24,746    Sole                 X
BEI MEDICAL SYS INC               COM                   05538E109  1,328,633      7,905    Sole                 X
BEST BUY INC                      COM                   086516101    400,000     31,680    Sole                 X
BJS WHOLESALE CLUB INC            COM                   05548J106  1,479,505     66,134    Sole                 X
BROADVISION INC.                  COM                   111412102  2,072,800      3,586    Sole                 X
CDW COMPUTER CENTERS              COM                   125129106    300,000     15,102    Sole                 X
CIRCUIT CITY STORES               CIRCUIT CITY GRP      172737108  2,140,823     34,558    Sole                 X
CITRIX SYS INC                    COM                   177376100    271,000      4,683    Sole                 X
COMPAQ COMPUTER CORP              COM                   204493100  9,071,000     94,792    Sole                 X
CORIO INC                         COM                   218875102  1,189,377      1,665    Sole                 X
COSTCO WHSL CORP NEW              COM                   22160K105    247,684      9,863    Sole                 X
COX COMMUNICATIONS INC            CL A                  224044107    676,000     25,445    Sole                 X
CYBERONICS                        COM                   23251P102  1,500,000     23,985    Sole                 X
DOLLAR GEN CORP                   COM                   256669102  2,907,700     47,337    Sole                 X
DURECT CORP                       COM                   266605104    145,000        904    Sole                 X
ECHOSTAR COMMUNICATIONS NEW       CL A                  278762109  1,560,000     44,179    Sole                 X
EDISON SCHOOLS INC                CL A                  281033100    497,400      6,914    Sole                 X
ELOYALTY CORP                     COM                   290151307    369,145      2,348    Sole                 X
EMISPHERE TECHNOLOGIES INC        COM                   291345106    625,000     10,631    Sole                 X
ESS TECHNOLOGY                    COM                   269151106    734,300     15,229    Sole                 X
FAIRCHILD SEMICONDUCTOR INTL      CL A                  303726103  1,192,500     34,106    Sole                 X
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION                      COM                   313586109    750,000     59,910    Sole                 X
FOOT LOCKER INC                   COM                   344849104  2,311,500     37,400    Sole                 X
FEDERAL HOME LN MTG CORP          COM                   313400301   2,700,00    171,099    Sole                 X
FRONTLINE LIMITED                 ORD                   G3682E127  1,680,805     19,186    Sole                 X
GEMSTAR-TV GUIDE INTL INC         COM                   36866W106    643,200      9,513    Sole                 X
GENESIS MICROCHIP INC             COM                   371933102     79,857      2,076    Sole                 X
GENZYME MOLECULAR ONCOLOGY        COM - MOLECULAR       372917500    500,000      2,900    Sole                 X
GREY GLOBAL GROUP INC             COM                   39787M108     75,648     51,516    Sole                 X
GUIDANT CORP                      COM                   401698105    290,700     12,593    Sole                 X
HOMESTORE COM INC                 COM                   437852106    899,900      2,430    Sole                 X
ILLINOIS TOOL WORKS INC           COM                   452308109    197,400     14,282    Sole                 X
IMPAX LABORATORIES INC            COM                   45256B101  1,250,000      8,675    Sole                 X
INSIGHT ENTERPRISES INC           COM                   45765U103  1,547,685     35,040    Sole                 X
INTERMUNE PHARMACEUTICALS INC     COM                   45884X103    267,800      5,797    Sole                 X
INVITROGEN CORP                   COM                   46185R100    545,000     18,704    Sole                 X
IONA TECHNOLOGIES PLC             ADR                   46206p109    100,000      1,693    Sole                 X
 SPONSORED ADR
KOPIN CORP                        COM                   500600101    286,500      2,610    Sole                 X
LA JOLLA PHARMACEUTICALS CO       COM                   503459109    700,000      1,464    Sole                 X
LEXMARK INTL NEW                  CL A                  529771107  2,281,600    130,462    Sole                 X
MANOR CARE INC                    COM                   564055101  1,300,000     30,290    Sole                 X
MCDATA CORP                       CL B                  580031102  1,091,646     13,209    Sole                 X
MCDATA CORP                       CL A                  580031201  2,251,853     26,729    Sole                 X
MECATOR SOFTWARE INC              COM                   587587106  1,708,284      9,481    Sole                 X
MERCURY INTERACTIVE CORP          COM                   589405109  2,827,300    106,448    Sole                 X
MERRILL LYNCH & CO                COM                   590188108  1,000,000     55,380    Sole                 X
MICROMUSE INC                     COM                   595097103    753,600      6,602    Sole                 X
MICROSEMI CORP                    COM                   595137100    107,900      1,761    Sole                 X
MICROSTRATEGY INC                 CL A                  594972101    537,500      1,639    Sole                 X
MICROTUNE INC                     COM                   59514P109    488,124      7,014    Sole                 X
NETWORK ASSOCS INC                COM                   640938106  1,822,165     44,096    Sole                 X
NOVEN PHARMACEUTICALS INC         COM                   670009109     33,400        693    Sole                 X
ORACLE CORP                       COM                   68389X105    751,000      9,613    Sole                 X
OSI PHARMACEUTICALS INC           COM                   671040103    126,500      4,952    Sole                 X
PACCAR INC                        COM                   693718108     95,594      6,998    Sole                 X
PEREGRINE SYSTEMS INC             COM                   71366Q101    827,700      7,880    Sole                 X
PORTAL SOFTWARE INC               COM                   736126103    520,800        995    Sole                 X
PRUDENTIAL FINANCIAL INC          COM                   744320102    500,000      2,258    Sole                 X
RATIONAL SOFTWARE CORP            COM NEW               75409P202  1,453,244     23,005    Sole                 X
REEBOK INTL LTD                   COM                   758110100  1,806,800     48,838    Sole                 X
SAFEWAY INC                       COM                   786514280    730,800     32,901    Sole                 X
SALIX PHARMACEUTICALS LTD         COM                   795435106    492,900      8,641    Sole                 X
SEEBEYOND TECHNOLOGY CORP         COM                   815704101  1,704,500     13,039    Sole                 X
SERENA SOFTWARE INC               COM                   817492101  1,163,525     22,113    Sole                 X
SERONO SA                         ADR                   81752M101    450,000     10,080    Sole                 X
SHIRE PHARMACEUTICALS GRP PL      ADR                   82481R106    400,000      9,388    Sole                 X
SIEBEL SYS INC                    COM                   826170102    607,388     19,807    Sole                 X
STEEL DYNAMICS INC                COM                   858119100  1,206,500     19,799    Sole                 X
STELLENT INC                      COM                   85856W105    551,800      5,314    Sole                 X
SUPPORT COM INC                   COM                   868587106    326,500        986    Sole                 X
TECHNOLOGY SOLUTIONS CO           COM                   87872T108  2,707,200      4,738    Sole                 X
TEKELEC                           COM                   879101103    738,800      8,467    Sole                 X
TEKELEC 3.25% 11/2/04 NC3         SBDSC CV 3.25%04      879101AA1 20,000,001     18,000    Sole                 X
DISNEY WALT CO                    COM DISNEY            254687106  2,112,000     48,745    Sole                 X
TRAVELERS PROPERTY CASUALTY CO    CL A                  89420G109    516,000     10,320    Sole                 X
TRITON PCS HOLDINGS               CL A                  89677M106    485,500      4,947    Sole                 X
UROLOGIX INC                      COM                   917273104    224,090      4,072    Sole                 X
US BANCORP DEL                    COM NEW               902973304  6,387,000    144,155    Sole                 X
VARIAGENICS INC                   COM                   922196100    549,469      1,390    Sole                 X
VESTCOM INTL INC                  COM                   924904105  1,150,700      3,751    Sole                 X
VIDAMED INC                       COM                   926530106    344,500      2,715    Sole                 X
VIGNETTE CORP                     COM                   926734104  3,905,200     13,434    Sole                 X
VISIBLE GENETICS INC              COM                   92829S104    106,800        729    Sole                 X
WALGREEN CO                       COM                   931422109    454,000     17,792    Sole                 X
WATERS CORPORATION                COM                   941848103    848,300     23,727    Sole                 X
WATSON PHARMACEUTICALS INC        COM                   942683103    293,000      7,937    Sole                 X
WEBEX COMMUNICATIONS              COM                   94767L109    286,200      4,708    Sole                 X
WOMEN FIRST HEALTHCARE            COM                   978150100    750,000      7,418    Sole                 X
ZALE CORP                         COM                   988858106    716,500     29,090    Sole                 X


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